Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 12,384	$ 12,487
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	4,118	4,323
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	8,266	8,164
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	7,100	6,895
Capitalisation, intangible assets other than goodwill	2,476	2,306
Impairment loss recognised in profit or loss, intangible assets other than goodwill	67
Reversal of impairment loss recognised in profit or loss, intangible assets other than goodwill		285
Amortisation, intangible assets other than goodwill	$ 1,995	$ 1,877